Submission	May 07, 2026
Submission [Line Items]
Central Index Key	0001047862
Registrant Name	CONSOLIDATED EDISON INC
Registration File Number	333-286304
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES